Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000073498 | Blueprint Medicines Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000073498 | Kellanova
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000073498 | Frontier Communications Parent Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000073498 | Juniper Networks Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000073498 | Amedisys Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000073498 | Skechers USA Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000073498 | SpringWorks Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000073498 | Triumph Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000073498 | ALLETE Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000073498 | Paramount Global
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000073498 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C000073498 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000073498 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000073498 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000073498 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000073498 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000073498 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000073498 | Retail
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000073498 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000073498 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000073498 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000073498 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000073498 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000073498 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002843 | Blueprint Medicines Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002843 | Kellanova
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002843 | Frontier Communications Parent Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002843 | Juniper Networks Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002843 | Amedisys Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002843 | Skechers USA Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002843 | SpringWorks Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002843 | Triumph Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002843 | ALLETE Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002843 | Paramount Global
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002843 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C000002843 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000002843 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002843 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002843 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000002843 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000002843 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000002843 | Retail
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002843 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000002843 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002843 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002843 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002843 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000002843 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002844 | Blueprint Medicines Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002844 | Kellanova
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002844 | Frontier Communications Parent Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002844 | Juniper Networks Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002844 | Amedisys Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002844 | Skechers USA Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002844 | SpringWorks Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002844 | Triumph Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002844 | ALLETE Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002844 | Paramount Global
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002844 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C000002844 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000002844 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002844 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002844 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000002844 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000002844 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000002844 | Retail
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002844 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000002844 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002844 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002844 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002844 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000002844 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002841 | Blueprint Medicines Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002841 | Kellanova
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002841 | Frontier Communications Parent Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002841 | Juniper Networks Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002841 | Amedisys Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002841 | Skechers USA Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002841 | SpringWorks Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002841 | Triumph Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002841 | ALLETE Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002841 | Paramount Global
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002841 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C000002841 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000002841 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002841 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002841 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000002841 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000002841 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000002841 | Retail
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002841 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000002841 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002841 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002841 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002841 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000002841 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%